FAIR VALUE	12 Months Ended
Dec. 29, 2018
FAIR VALUE
FAIR VALUE

B.FAIR VALUE

We apply the provisions of ASC 820, Fair Value Measurements and Disclosures, to assets and liabilities measured at fair value. Assets and liabilities measured at fair value are as follows:

	December 29, 2018				December 30, 2017
	Quoted	Prices with			Quoted	Prices with
	Prices in	Other	Prices with		Prices in	Other
	Active	Observable	Unobservable		Active	Observable
	Markets	Inputs	Inputs		Markets	Inputs
(in thousands)	(Level 1)	(Level 2)	(Level 3)	Total	(Level 1)	(Level 2)	Total
Money market funds	$56	$5,267	$—	$5,323	$64	$3,071	$3,135
Fixed income funds	3,387	9,738	—	13,125	1,182	6,974	8,156
Equity securities	7,262	—	—	7,262	10,710	—	10,710
Hedge funds	—	—	1,756	1,756
Mutual funds:
Domestic stock funds	2,846	—	—	2,846	367	—	367
International stock funds	937	—	—	937	91	—	91
Target funds	237	—	—	237	270	—	270
Bond funds	796	—	—	796	209	—	209
Alternative funds	1,318	—	—	1,318
Total mutual funds	6,134	—	—	6,134	937	—	937
Total	$16,839	$15,005	1,756	$33,600	$12,893	$10,045	$22,938
Assets at fair value	$16,839	$15,005	1,756	$33,600	$12,893	$10,045	$22,938

We maintain money market, mutual funds, bonds, and/or stocks in our non-qualified deferred compensation plan and our wholly owned licensed captive insurance company. These funds are valued at prices quoted in an active exchange market and are included in "Cash and Cash Equivalents", "Investments", and "Other Assets". We have elected not to apply the fair value option under ASC 825, Financial Instruments, to any of our financial instruments except for those expressly required by U.S. GAAP.

The valuations of the Level 2 assets or liabilities rely on quoted prices in markets that are not active or observable inputs over the full term of the asset or liability.

During 2018, we purchased a private real estate income trust which will be valued as a Level 3 asset.  We did not maintain any Level 3 assets or liabilities at December 30, 2017.

In 2017, our wholly-owned captive, Ardellis Insurance Ltd. (“Ardellis”) transferred fixed income securities to a newly formed collateral trust account in line with regulatory requirements in the State of Michigan to allow Ardellis to act as an admitted carrier in the State.  These funds are intended to safeguard the insureds of the Michigan Branch of Ardellis.  The funds are classified as “Restricted Investments”.

In accordance with our investment policy, our wholly-owned company, Ardellis Insurance Ltd. ("Ardellis"), maintains an investment portfolio, totaling $27.4 million as of December 29, 2018, consisting of mutual funds, domestic and international stocks, and fixed income bonds.

Ardellis’ available for sale investment portfolio consists of the following:

	December 29,2018			December 30,2017
		Unrealized			Unrealized
	Cost	Gain/(Loss)	Fair Value	Cost	Gain/(Loss)	Fair Value
Fixed Income	$13,301	$(176)	$13,125	$8,170	$(14)	$8,156
Equity	7,141	121	7,262	9,185	1,524	10,709
Mutual Funds	5,815	(567)	5,248	—	—	—
Hedge Funds	1,722	34	1,756	—	—	—
Total	$27,979	$(588)	$27,391	$17,355	$1,510	$18,865

Our fixed income investments consist of a blend of US Government and Agency bonds and investment grade corporate bonds with varying maturities.  Our equity investments consist of small, mid, and large cap growth and value funds, as well as international equity. Our hedge funds consist of the private real estate income trust which is valued as a Level 3 asset.  The net pre-tax unrealized loss was $0.5 million. Carrying amounts above are recorded in the investments and restricted investments line items within the balance sheet as of December 29, 2018.